Income tax - Reconciliation of deferred income tax assets (liability) (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax
Deferred income tax asset/(liability), net as of January 1	₽ (581)	₽ (581)	₽ (834)
Impact of adopting IFRS 9 (Note 2.3(e))	49
Effect of acquisitions of subsidiaries	3
Deferred tax benefit/(expense)	(57)		253
Deferred income tax asset/(liability), net as of December 31	₽ (586)	₽ (581)	₽ (581)